Offerings - Offering: 1	Aug. 11, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value US$0.00001 per share
Maximum Aggregate Offering Price	$ 8,428,562.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,163.98
Offering Note	(1) Includes (a) ordinary shares represented by American depositary shares ("ADSs") that may be purchased by the underwriters pursuant to their over-allotment option, and (b) all ordinary shares represented by ADSs initially offered and sold outside the United States that may be resold from time to time in the United States either as part of the distribution or within 40 days after the later of the effective date of this registration statement and the date the securities are first bona fide offered to the public. (2) ADSs issuable upon deposit of ordinary shares registered hereby will be registered under a separate registration statement on Form F-6 (Registration No. 333-297586). Each ADS represents 5 ordinary shares. (3) Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended. (4) The Registrant previously registered ordinary shares represented by ADSs with a proposed maximum aggregate offering price not to exceed $100,000,000 on a Registration Statement on Form F-1, as amended (File No. 333-297230), which was declared effective by the Securities and Exchange Commission on August 11, 2026. In accordance with Rule 462(b) promulgated under the Securities Act of 1933, as amended, an additional amount of ordinary shares represented by ADSs having a proposed maximum aggregate offering price of $ 8,428,562 is hereby registered.